Goodwill (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of reconciliation of changes in goodwill
The goodwill was acquired as a result of the acquisitions of
U-Protein,
IPA Europe and, on a preliminary basis, BioStrand. The changes in the value of goodwill during the year ended April 30, 2022 and 2021 are as follows:

(in thousands)	$
Balance, April 30, 2020	7,909
Foreign exchange	(132)

Balance, April 30, 2021	7,777

Foreign exchange	(801)
Acquisition of BioStrand	12,727

Balance, April 30, 2022	19,703

Schedule of In Tabular Form Of Allocating Goodwill To Cash Generating Units
For annual impairment testing, goodwill is allocated to the following cash-generating units:

(in thousands)	April 30, 2022 $	April 30, 2021 $
Oss	2,823	3,092
Utrecht	4,278	4,685
BioStrand	12,602	—

	19,703	7,777

Schedule of information for cash-generating units	The recoverable amount, growth rate assumptions and discount rates for each cash-generating unit as at April 30, 2022 and 2021 are as follows:

	Recoverable amount		Terminal growth rates		Discount rates
(in thousands)	2022 $	2021 $	2022%	2021%	2022%	2021%
Oss	9,493	10,412	2.0%	2.0%	14.3%	13.1%
Utrecht	12,483	11,113	2.0%	2.0%	14.3%	17.0%